Revenues	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer [Abstract]
Revenues
5.	Revenues

	Years ended December 31,
(In thousands)	2019	2020	2021
Revenues from services
—Data connectivity services	80,537	39,956	26,430
International data connectivity services	77,974	30,798	21,672
Local data connectivity services	2,563	9,158	4,758
—PaaS and SaaS services	9,135	5,717	10,770
—Others	1,438	477	598
	91,110	46,150	37,798
Sales of products
—Sales of terminals	54,880	32,597	27,408
—Sales of data related products	11,955	10,194	5,843
—Others	436	628	2,775
	67,271	43,419	36,026
Total	158,381	89,569	73,824

In the following table, revenue is geographically disaggregated according to the locations of the customers.

	Years ended December 31,
(In thousands)	2019	2020	2021
Japan	57,695	47,565	35,883
North America	15,254	23,513	24,183
Southeast Asia	8,442	2,495	4,173
Mainland China	50,862	9,631	3,842
Hong Kong SAR	14,664	2,771	2,199
Europe	3,972	1,706	1,845
Others	2,339	1,253	1,457
Taiwan	5,153	635	242
Total	158,381	89,569	73,824